CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues	¥ 4,339,603	$ 680,978	¥ 5,285,195	¥ 5,570,081
Cost of revenues	(1,068,340)	(167,646)	(1,643,365)	(1,598,220)
Cost of revenues-related parties	(103,286)	(16,207)	(31,051)	(42,412)
Gross profit	3,167,977	497,125	3,610,779	3,929,449
Operating expenses:
Research and development expenses	(551,612)	(86,560)	(947,871)	(926,232)
Sales and marketing expenses	(3,467,933)	(544,194)	(3,377,368)	(5,486,424)
Sales and marketing expenses-related parties	(15,840)	(2,486)	(4,192)	(3,284)
General and administrative expenses	(431,913)	(67,776)	(392,816)	(267,033)
Total operating expenses	(4,467,298)	(701,016)	(4,722,247)	(6,682,973)
Other operating income/(expense)	106,098	16,648	79,299	30,292
Loss from operations	(1,193,223)	(187,243)	(1,032,169)	(2,723,232)
Interest income	3,174	498	10,419	48,440
Interest expense	(35,477)	(5,567)	(38,143)	(26,878)
Foreign exchange related gains (loss), net	(1)		(7,183)	1,868
Investment income (loss) including impairment	(36,041)	(5,656)	(31,788)	6,327
Other income/(expenses), net	27,637	4,337	(7,310)	9,050
Loss before income taxes	(1,233,931)	(193,631)	(1,106,174)	(2,684,425)
Income tax benefit/(expense)	(3,050)	(479)	1,008	(4,843)
Equity in loss of affiliate companies	(3,195)	(501)
Net loss	(1,240,200)	(194,611)	(1,105,166)	(2,689,268)
Net loss attributable to non-controlling interests	559	88	727	587
Net loss attributable to Qutoutiao Inc.	(1,239,617)	(194,523)	(1,104,439)	(2,688,681)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(108,896)	(17,088)	(48,277)	(20,548)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary			14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,348,513)	(211,611)	(1,137,874)	(2,709,229)
Net loss	(1,240,200)	(194,611)	(1,105,166)	(2,689,268)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	44,690	7,013	102,254	(1,505)
Total comprehensive loss	(1,195,486)	(187,598)	(1,002,912)	(2,690,773)
Comprehensive loss attributable to non-controlling interests	559	88	727	587
Comprehensive loss attributable to Qutoutiao Inc.	¥ (1,194,927)	$ (187,510)	¥ (1,002,185)	¥ (2,690,186)
Net loss per share attributable to Qutoutiao Inc.'s ordinary shareholders
— Basic and diluted | (per share)	¥ (17.80)	$ (2.79)	¥ (15.69)	¥ (39.41)
Weighted average number of ordinary shares used in per share calculation:
— Basic and Diluted | shares	75,767,532	75,767,532	72,513,077	68,749,981
Advertising and Marketing Revenue
Net revenues	¥ 4,050,120	$ 635,552	¥ 4,795,960	¥ 4,942,105
Advertising And Marketing Revenue Related Parties
Net revenues	40,263	6,318	250,875	473,216
Other Revenue
Net revenues	¥ 249,220	$ 39,108	¥ 238,360	¥ 154,760